Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the Six Months Ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)
Numerator:
Net loss	(26,516)	(27,402)	(3,827)
Less: net loss attributable to non-controlling interest	(2,991)	(5,402)	(754)
Net loss attributable to the Company’s ordinary shareholders	(23,525)	(22,000)	(3,073)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	3,168,544	3,802,047	3,802,047

Basic and diluted earnings per share:	(7.42)	(5.79)	(0.81)